UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     July 20, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $348,516 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR CORP                       COM              001765106     3451   285000 SH       SOLE                   285000        0        0
ANADARKO PETE CORP             COM              032511107    27274   332000 SH       SOLE                   332000        0        0
BIOGEN IDEC INC                COM              09062X103     6924   201000 SH       SOLE                   201000        0        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     4351  3687200 SH       SOLE                  3687200        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    40865  1321200 SH       SOLE                  1321200        0        0
CONTINENTAL AIRLS INC          CL B             210795308     9665   727800 SH       SOLE                   727800        0        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     4170   108000 SH       SOLE                   108000        0        0
CROWN HOLDINGS INC             COM              228368106    10374   729000 SH       SOLE                   729000        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109    18370   609300 SH       SOLE                   609300        0        0
EMMIS COMMUNICATIONS CORP      CL A             291525103     1397    79078 SH       SOLE                    79078        0        0
FEDERAL NATL MTG ASSN          COM              313586109     6360   108900 SH       SOLE                   108900        0        0
FIDELITY NATL FINL INC         COM              316326107     5568   156000 SH       SOLE                   156000        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    15732   748800 SH       SOLE                   748800        0        0
GEORGIA PAC CORP               COM              373298108     4134   130000 SH       SOLE                   130000        0        0
HUNTSMAN CORP                  COM              447011107    10165   501500 SH       SOLE                   501500        0        0
LOUISIANA PAC CORP             COM              546347105    45574  1854100 SH       SOLE                  1854100        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    15486   460600 SH       SOLE                   460600        0        0
NEWS CORP                      CL A             65248E104    13826   854500 SH       SOLE                   854500        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103     4858   150370 SH       SOLE                   150370        0        0
NRG ENERGY INC                 COM NEW          629377508     4493   119600 SH       SOLE                   119600        0        0
NTL INC DEL                    COM              62940M104    64870   948944 SH       SOLE                   948944        0        0
PIONEER NAT RES CO             COM              723787107     3114    74000 SH       SOLE                    74000        0        0
SPRINT CORP                    COM FON          852061100     4391   175000 SH       SOLE                   175000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     2041    47000 SH       SOLE                    47000        0        0
TV AZTECA S A DE C V           SPONSORED ADR    901145102     7230   936800 SH       SOLE                   936800        0        0
VIACOM INC                     CL B             925524308    13833   432000 SH       SOLE                   432000        0        0